INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (1,619)	$ (940)
Recognized in income	736	371
Recognized in other comprehensive income	(1)	(41)	$ (66)
Other	(1,582)	(1,009)
Net deferred tax (liability) asset	$ (2,466)	$ (1,619)	$ (940)